UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 7960 Entrada Lazanja
         San Diego, CA  92127

13F File Number:  28-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lindsey Back
Title:     Chief Financial Officer
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

      /s/  Lindsey Back     San Diego, CA     February 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $239,628 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2920    52000 SH       SOLE                    52000        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      246     4000 SH       SOLE                     4000        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     6229   430800 SH       SOLE                   430800        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     6908   477700 SH  CALL SOLE                   477700        0        0
AMERICAN TOWER CORP            CL A             029912201     1613    37875 SH       SOLE                    37875        0        0
APPLE INC                      COM              037833100     7923    40000 SH  CALL SOLE                    40000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100     2236   526200 SH       SOLE                   526200        0        0
BALLY TECHNOLOGIES INC         COM              05874B107      713    14350 SH       SOLE                    14350        0        0
BANKRATE INC                   COM              06646V108     1924    40000 SH  PUT  SOLE                    40000        0        0
BARCLAYS BK PLC                IP MSCI IND 36   06739F291     3041    31100 SH       SOLE                    31100        0        0
BEAR STEARNS COS INC           COM              073902108     3089    35000 SH  CALL SOLE                    35000        0        0
BIOGEN IDEC INC                COM              09062X103     1138    20000 SH  PUT  SOLE                    20000        0        0
CEPHALON INC                   COM              156708109     5382    75000 SH       SOLE                    75000        0        0
CEPHALON INC                   COM              156708109     2870    40000 SH  CALL SOLE                    40000        0        0
CISCO SYS INC                  COM              17275R102     8121   300000 SH  CALL SOLE                   300000        0        0
CITIGROUP INC                  COM              172967101     4416   150000 SH  CALL SOLE                   150000        0        0
CORNING INC                    COM              219350105     5513   229800 SH       SOLE                   229800        0        0
E TRADE FINANCIAL CORP         COM              269246104     1006   283400 SH  CALL SOLE                   283400        0        0
ELAN PLC                       ADR              284131208     1539    70000 SH  CALL SOLE                    70000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5032    23400 SH       SOLE                    23400        0        0
GOOGLE INC                     CL A             38259P508     6915    10000 SH  CALL SOLE                    10000        0        0
INTEL CORP                     COM              458140100     2237    83900 SH       SOLE                    83900        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102      936    21300 SH       SOLE                    21300        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1413    18000 SH       SOLE                    18000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      341     2000 SH       SOLE                     2000        0        0
ISHARES TR                     S&P LTN AM 40    464287390     3211    12900 SH       SOLE                    12900        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      526     3500 SH       SOLE                     3500        0        0
JP MORGAN CHASE & CO           COM              46625H100     5236   119950 SH       SOLE                   119950        0        0
JP MORGAN CHASE & CO           COM              46625H100     2619    60000 SH  CALL SOLE                    60000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5053    66900 SH       SOLE                    66900        0        0
LAS VEGAS SANDS CORP           COM              517834107     1803    17500 SH  CALL SOLE                    17500        0        0
LEHMAN BROS HLDGS INC          COM              524908100     4254    65000 SH       SOLE                    65000        0        0
LEHMAN BROS HLDGS INC          COM              524908100     4581    70000 SH  CALL SOLE                    70000        0        0
LSI CORPORATION                COM              502161102     2549   480000 SH       SOLE                   480000        0        0
LSI CORPORATION                COM              502161102      425    80000 SH  CALL SOLE                    80000        0        0
MARINEMAX INC                  COM              567908108     2790   180000 SH  PUT  SOLE                   180000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     4509   322500 SH       SOLE                   322500        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     6990   500000 SH  CALL SOLE                   500000        0        0
MICRON TECHNOLOGY INC          COM              595112103      798   110000 SH  CALL SOLE                   110000        0        0
MORGAN STANLEY EASTN EUR FD    COM              616988101     2085    54700 SH       SOLE                    54700        0        0
MORGAN STANLEY INDIA INVS FD   COM              61745C105      494     9000 SH       SOLE                     9000        0        0
MOTOROLA INC                   COM              620076109     6169   384600 SH       SOLE                   384600        0        0
NETWORK APPLIANCE INC          COM              64120L104     4618   185000 SH       SOLE                   185000        0        0
NETWORK APPLIANCE INC          COM              64120L104     2995   120000 SH  CALL SOLE                   120000        0        0
NYMEX HOLDINGS INC             COM              62948N104     2138    16000 SH  CALL SOLE                    16000        0        0
OPNEXT INC                     COM              68375V105     2061   232865 SH       SOLE                   232865        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     1437    67150 SH       SOLE                    67150        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    43537   850000 SH  CALL SOLE                   850000        0        0
PROSHARES TR                   ULTRA QQQ PSHS   74347R206     3026    30500 SH       SOLE                    30500        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     3744   140000 SH       SOLE                   140000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    10126   350000 SH  CALL SOLE                   350000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      227    75000 SH  CALL SOLE                    75000        0        0
SOHU COM INC                   COM              83408W103      240     4400 SH       SOLE                     4400        0        0
SPDR INDEX SHS FDS             ASIA PACIF ETF   78463X301     3186    36500 SH       SOLE                    36500        0        0
SPDR INDEX SHS FDS             MIDEAST AFRICA   78463X806     3115    44100 SH       SOLE                    44100        0        0
SPDR INDEX SHS FDS             EUROPE ETF       78463X608     3204    45200 SH       SOLE                    45200        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707     3074    38000 SH       SOLE                    38000        0        0
TEXTRON INC                    COM              883203101     1729    24250 SH       SOLE                    24250        0        0
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW     900111204      207     7500 SH       SOLE                     7500        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1033    13500 SH       SOLE                    13500        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101      306    25000 SH  CALL SOLE                    25000        0        0
YAHOO INC                      COM              984332106     5582   240000 SH  CALL SOLE                   240000        0        0
YAHOO INC                      COM              984332106     6250   268700 SH       SOLE                   268700        0        0